Federated International Small Company Fund
A Portfolio of Federated World Investment Series, Inc.

Class A Shares
Class B Shares
Class C Shares

Supplement to Prospectuses dated January 31, 2005

Under “Who Manages the Fund?” please delete Anthony T.S. Han as a Portfolio Manager.

May 12, 2005

Cusip 31428U748
           31428U730
           31428U722

32863 (5/05)